Income Taxes - Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$ 55,862	$ 25,105
Others	437	0
Net Deferred Tax Assets	56,299	25,105
Valuation allowance	(55,261)	(22,511)
Net Deferred Tax Asset	1,038	2,594
Deferred Tax Liabilities
Depreciation	(194)	(86)
Amortization	(40)	(201)
Debt discount	0	(1,747)
Cash to Accrual - Section 481(a) Adjustment	(804)	0
Others	0	(560)
Net Deferred Tax Liability	(1,038)	(2,594)
Net Deferred Tax Assets (liability)	$ 0	$ 0